Investment	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Investments Schedule [Abstract]
Investment

4. INVESTMENT

	Period Ended	Year Ended
	December 31, 2018	March 31, 2018
	(Unaudited)	(Restated)
Amircorp Inc	$55	$55
US VR Global.Com Inc,	$622	$622
Money Compass Media (M) Sdn Bhd	$12,603	-

	$13,280	$677

During the period ended December 31, 2018,the company acquire 3,401 shares in Money Compass Media (M) Sdn Bhd , a private limited company incorporated in Malaysia, with equity interest less than 5%.

During the year ended March 31, 2018, the Company acquire 500,000 shares in Amircorp Inc and 2,000 shares of US VR Global.Com Inc. with equity interest less than 1%.

4. INVESTMENT

	Year Ended	Year Ended
	March 31, 2018	March 31, 2017
	(Restated)	(Restated)
Amircorp Inc	$55	$-
US VR Global.Com Inc,	$622	$-
	$677	$-

During the year ended March 31, 2018, the Company acquire 500,000 shares in Amircorp Inc and 2,000 shares of US VR Global.Com Inc. with equity interest less than 1%.